Document And Entity Information	May 14, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Viad Corp
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000884219
Document Period End Date	May 14, 2021
Entity Emerging Growth Company	false
Entity File Number	001-11015
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-1169950
Entity Address, Address Line One	1850 North Central
Entity Address, Address Line Two	Avenue
Entity Address, Address Line Three	Suite 1900
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85004-4565
City Area Code	(602)
Local Phone Number	207-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document And Entity Information [Line Items]
Title of each class	Common Stock, $1.50 Par Value
Trading Symbol	VVI
Name of each exchange on which registered	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of each class	Preferred Stock Purchase Rights
Name of each exchange on which registered	NYSE
No Trading Symbol Flag	true